NJEDA BONDS (Details 2) (USD $)				9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2013 Bond [Member]	Mar. 31, 2013 Bond [Member]
Bond Issue Costs	$ 354,453	$ 354,453	$ 354,453
Accumulated Amortization	(118,153)	(107,519)	(93,030)
Unamortized Balance	236,300	246,934	261,423
Amortization Expense Current Quarter				$ (10,634)	$ (14,489)